Introduction and overview of Group's risk management - Exposure to foreign exchange risk (Details) - Foreign exchange risk - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Introduction and overview of Group's risk management
Net exposure	$ (392,965)	$ (323,181)
Trade receivables
Introduction and overview of Group's risk management
Net exposure	7,330	7,356
Cash and cash equivalents
Introduction and overview of Group's risk management
Net exposure	50,132	45,234
Trade payables
Introduction and overview of Group's risk management
Net exposure	(44,835)	(69,480)
Borrowings
Introduction and overview of Group's risk management
Net exposure	$ (405,592)	$ (306,291)